Long-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term investments
Schedule of long-term investments

	December 31,	December 31,
	2019	2020
Equity investments:
Equity method investments	115,325	294,679
Equity securities without readily determinable fair value	—	5,442
Total	115,325	300,121